Fees and Expenses - Transamerica Stock Index	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.The fund invests in securities through the S&P 500 Index Master Portfolio (a master fund which is not part of the Transamerica Funds complex). The information in the table and in the Example below concerning the fund reflects the direct fees and expenses of the fund and its allocated share of the fees and expenses of the underlying master fund. The management fee shown in the fee table reflects the fund’s allocable share of the advisory fee of the underlying master fund and the management fee of Transamerica Asset Management, Inc. (“TAM”) net of a voluntary waiver by TAM equal to the master fund advisory fee allocated to the fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.During the most recent fiscal year, the portfolio turnover rate for the underlying master fund (as described below) was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	14.00%